Financial Instruments - Additional Information (Detail) - USD ($)		6 Months Ended
	Aug. 01, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Restricted cash and cash equivalents		$ 34,000,000	$ 24,000,000
Commercial papers issued		0
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs		2,000,000,000
Credit facility maturing in November 2021 [member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments		$ 2,400,000,000
Maturity date		November 2021
Maximum gross loan commitment upon request		$ 3,000,000,000
Aggregate amount borrowing from lenders		$ 600,000,000
Credit facility maturing in November 2021 [member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility, rate of interest added to reference rate		1.10%
Refinitiv [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held		45.00%
Major business combination [member] | Refinitiv [member]
Disclosure of detailed information about financial instruments [Line Items]
Enterprise Value	$ 27,000,000,000
Major business combination [member] | Refinitiv [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held	45.00%
Major business combination [member] | Refinitiv [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of ownership held	47.60%